Leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [text block] [Abstract]
Schedule of information on leases
	Year ended December 31, 2019	Year ended December 31, 2020
	NIS in thousands	NIS in thousands

Interest expense on lease liabilities	676	479
Total cash outflow for leases	1,256	1,240

Schedule of lease extension options
More than 5 years
NIS in thousands

December 31, 2020:
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889
More than 5 years
NIS in thousands

December 31, 2019:
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889

Schedule of right-of-use assets
	Buildings	Motor vehicles	Total

Cost:
Balance as of January 1, 2020	7,827	257	8,084

Balance as of December 31, 2020	7,827	257	8,084

Accumulated depreciation:
Balance as of January 1, 2020	824	124	948
Additions during the year:
Depreciation and amortization	824	106	930

Balance as of December 31, 2020	1648	230	1,878

Depreciated cost at December 31, 2002	6,179	27	6,206
	Buildings	Motor vehicles	Total

Cost:
Balance as of January 1, 2019	7,827	257	8,084
Additions during the year:
New leases	-	-	-

Balance as of December 31, 2019	7,827	257	8,084

Accumulated depreciation:
Balance as of January 1, 2019	-	-	-
Additions during the year:
Depreciation and amortization	824	124	948

Balance as of December 31, 2019	824	124	948

Depreciated cost at December 31, 2019	7,003	133	7,136